Equity-Based Awards (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted Average Assumptions Used to estimate Fair Value of Stock Options Granted
The fair value of the stock options granted was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2017	2016	2015
Exercise price	$21.33	$27.12	$22.64
Average risk-free interest rate	2.10%	1.81%	1.75%
Expected life (in years)	6.11	6.11	6.11
Implied volatility	22.02%	23.44%	27.29%
Dividend yield	2.64%	1.92%	1.60%

Share-based Payments Activities
The following table summarizes the stock option award activities under our outstanding equity based compensation plans and agreements for the year ended December 31, 2017.

		Weighted-Average
	Quantity	Exercise Price	Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands) (1)
Outstanding at December 31, 2016	5,815,879	$17.18	7.3	$45,199
Granted	1,721,767	21.33
Exercised	(1,945,187)	12.44
Cancelled	(1,460,624)	22.64
Outstanding at December 31, 2017	4,131,835	$19.50	7.6	$4,136
Vested and exercisable at December 31, 2017	1,995,650	$16.18	6.1	$8,616
______________________

(1)	Aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock options awards and the closing price of our common stock of $20.50 on December 31, 2017.

Restricted Stock Activities
The following table summarizes the activities for our RSUs for the year ended December 31, 2017.

	Quantity	Weighted-Average Grant Date Fair Value
Unvested at December 31, 2016	3,846,331	$25.05
Granted	2,729,412	19.35
Vested	(1,085,948)	23.50
Cancelled	(780,010)	24.33
Unvested at December 31, 2017	4,709,785	$23.77

Performance Stock Activities
The following table summarizes the activities for our PSUs for the year ended December 31, 2017.

	Quantity	Weighted-Average Grant Date Fair Value
Unvested at December 31, 2016	2,092,155	$21.94
Granted	1,230,357	21.99
Vested	(646,208)	18.71
Cancelled	(1,262,083)	22.39
Unvested at December 31, 2017	1,414,221	$23.06